OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Long-Term Assets
	December 31,
	2015	2014

Severance pay fund	$15,857	$17,246
Long-term deposits	1,318	1,675

	$17,175	$18,921